Share-Based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

11. SHARE-BASED COMPENSATION

Earnout Shares

The consideration for the Business Combination included earnout share to the management as follows (“Earnout Shares”):

(1)	1,600,000 Class A Ordinary Shares if the Group’s revenue equals or exceeds $258,000 for the fiscal year ending December 31, 2022, as reflected on the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2022;

(2)	1,600,000 Class A Ordinary Shares if the Group’s revenue equals or exceeds $352,000,000 for the fiscal year ending December 31, 2023, as reflected on the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2023; and;

(3)	1,600,000 Class A Ordinary Shares if the Group’s revenue equals or exceeds $459,000,000 for the fiscal year ending December 31, 2024, as reflected on the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2024.

The Business Combination was completed on May 17, 2023. The Earnout Shares related to the performance condition in 2022, attributable to pre-combination vesting, is substantially part of the consideration in the exchange for the Company. The Earnout Shares related to business performance in 2023 and 2024 are accounted for as share-based compensation under ASC718, using the graded vesting method over the applicable vesting period based on the fair value of the Earnout Shares of $6.11 per share on the grant date.

For the nine months ended September 30, 2023 and 2024, the Group recognized share-based compensation expense related to Earnout Shares of nil and nil.

2024 Equity Incentive Plan

On March 28, 2024, the board of directors of the Company approved 2024 Equity Incentive Plan (the “2024 Plan”). Under the 2024 Plan, the maximum aggregate number of Class A ordinary shares that may be issued pursuant to the awards shall be 8,800,000 shares.

All of the 8,800,000 shares have been issued to employees. The shares were fully vested upon granted. The shares issued under 2024 Plan are accounted for as share-based compensation under ASC718 based on the fair value of the ordinary shares of $7.05 per share on the grant date. For the nine months ended September 30, 2024, the Company recognized share-based compensation expenses of $62,040.

Share-based compensation of a subsidiary

On September 9, 2020, the shareholders of Shengda Automobile, a subsidiary of the Group, approved and adopted the Share Incentive Plan (the “2020 Plan”), under which eligible employees were granted 2,500,000 of restricted ordinary shares of Shanghai Shengda to award eligible employees’ contribution of the expansion of Shengda Automobile, at the price of RMB4.2 per share (“Restricted Shares”).

The restricted ordinary shares are subject to an annual vesting schedule that vests 20% of granted restricted shares over the next five years as the employees are required to provide services for a total of 60 months to earn the award. The employees have made full subscription payment of $1,553 during the year ended December 31, 2020. Upon termination, the unvested restricted shares are forfeited and the prepaid subscription amount for the unvested portion shall be returned to the employees.

These restricted ordinary shares were considered as nonvested shares under the definition of ASC 718-10-20. The fair value of the Shares at the grant date was RMB25.71 ($3.94) per share, which was determined based on the purchase price of the financial offering of the same securities with external institutional investors. The Group accounts for forfeitures as a reduction of stock-based compensation expense when the forfeiture actually occurs.

The Group recognizes compensation expenses related to those restricted shares on a straight-line basis over the vesting periods. For the nine months ended September 30, 2023 and 2024, $1,147 and $1,121 of compensation expenses were recorded.

As of September 30, 2024, the unrecognized compensation expense related to restricted shares amounted to $1,868, which will be recognized over a weighted-average period of 0.94 year.

The 2020 Plan was carried out in the way that eligible employees indirectly hold shares of Shanghai Shengda by holding shares of Jingning Shengjing Enterprise Management Partnership (Limited Partnership) (“Shareholding Platform”) as the general partner and limited partner of the Shareholding Platform.